CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS

16.    CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS

	December 31,	December 31,
	2016	2017

Restricted cash	2,014,747	2,152,492
Time deposits	72,700	—
Restricted cash and time deposits	2,087,447	2,152,492

Cash and cash equivalents	23,813,736	27,750,686

	25,901,183	29,903,178

Restricted cash mainly represented deposits held for use in issued notes payable and letters of credit.

As at December 31, 2016 and 2017, bank balances and cash on hand of the Group were denominated in the following currencies:

	December 31,	December 31,
	2016	2017

RMB	20,548,620	26,848,177
USD	5,343,559	3,045,228
HKD	6,252	7,029
EUR	24	56
AUD	2,625	2,688
IDR	103	—

	25,901,183	29,903,178

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances, time deposits and restricted cash are deposited with creditworthy banks with no recent history of default.